Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2022
Banking And Thrift Interest [Abstract]
Summary of Interest Income (Expense), Net

Interest income (expense), net consisted of the following:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Income	71	13	34
Expense	(13)	(42)	(54)
Total	58	(29)	(20)